Loans, Net (Details) - Schedule of the Reconciliation of the Carrying Amount - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Reconciliation of the Carrying Amount [Abstract]
Opening balance	$ 717	$ 508	$ 1,069
Consideration received from PPP Note			54
Net consideration allocated to IBI Loan		887
Recognition of fair value of derivative warrant liability		(88)
PPP Note forgiveness			(129)
Amortization of discounts relating to straight loan (see also Note 13)	31	14	14
Accrued interest expenses relating to straight loan (see also Note 13)	129	77	5
Repayment of accrued interest relating to straight loan	(129)	(77)	(45)
Repayment of Facility Fee relating to straight loan		(10)	(40)
Repayment of principal relating to straight loans	(236)	(582)	(500)
Derecognition due to extinguishment of original straight loan			(672)
Recognition subsequent to substantial modification of terms			712
Exchange rate differences	(12)	(12)
Closing balance	$ 500	$ 717	$ 508